Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0000908937
Registrant Name	SIRIUS XM HOLDINGS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES